Loss Per Share (Details) - CHF (SFr)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Loss attributable to owners of the Company	SFr (2,980,517)	SFr (6,012,481)		SFr (7,805,535)	SFr (19,823,881)		SFr (24,409,474)	SFr (30,662,251)	SFr (29,705,063)
Weighted average number of shares outstanding	20,944,590	4,432,970		10,987,582	4,260,176		43,741,870	34,329,280	32,299,166
Basic and diluted loss per share	SFr (0.14)	SFr (1.36)	[1]	SFr (0.71)	SFr (4.65)	[1]	SFr (0.56)	SFr (0.89)	SFr (0.92)

[1]	The basic and diluted loss per share for the three and nine months ended September 30, 2017 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018.